Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Disclosure of fair value of derivative instruments	The fair values of derivative financial instruments at 31 December are set out below.
Exchange traded derivatives are valued using closing prices provided by the exchange as at the balance sheet date. These derivatives are categorized within level 1 of the fair value hierarchy. Exchange traded derivatives are typically considered settled through the (normally daily)
payment or receipt of variation margin.
Over-the-counter (OTC) financial swaps, forwards and physical commodity sale and purchase contracts are generally valued using readily available information in the public markets and quotations provided by brokers and price index developers. These quotes are corroborated with market data and are categorized within level 2 of the fair value hierarchy.
In certain less liquid markets, or for longer-term contracts, forward prices are not as readily available. In these circumstances, OTC financial swaps and physical commodity sale and purchase contracts are valued using internally developed methodologies that consider historical relationships between various commodities, and that result in management’s best estimate of fair value. These contracts are categorized within level 3 of the fair value hierarchy.
30. Derivative financial instruments – continued
Financial OTC and physical commodity options are valued using industry standard models that consider various assumptions, including quoted forward prices for commodities, time value, volatility factors, and contractual prices for the underlying instruments, as well as other relevant economic factors. The degree to which these inputs are observable in the forward markets determines whether the option is categorized within level 2 or level 3 of the fair value hierarchy.

				$ million
		2025		2024
	Fair value asset	Fair value liability	Fair value asset	Fair value liability
Derivatives held for trading
Currency derivatives	549	(720)	343	(1,738)
Oil price derivatives	1,509	(1,315)	1,350	(1,071)
Natural gas price derivatives	14,974	(13,781)	11,533	(10,506)
Power price derivatives	8,605	(7,046)	7,905	(6,893)
Other derivatives	255	(194)	95	(16)
	25,892	(23,056)	21,226	(20,224)
Cash flow hedges
Currency forwards	—	—	—	—
	—	—	—	—
Fair value hedges
Currency swaps	245	(1,022)	—	(2,651)
Interest rate swaps	—	(2)	—	(4)
	245	(1,024)	—	(2,655)
	26,137	(24,080)	21,226	(22,879)
Of which – current	5,180	(4,413)	5,112	(4,347)
– non-current	20,957	(19,667)	16,114	(18,532)
The following table shows the fair value of derivative assets and derivative liabilities held for trading, analysed by maturity period and by methodology of fair value estimation. This information is presented on a gross basis, that is, before netting by counterparty.

							$ million
							2025
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Fair value of derivative assets
Level 1	131	17	6	—	—	—	154
Level 2	4,813	1,541	940	296	198	156	7,944
Level 3	1,585	1,339	1,199	1,105	983	13,860	20,071
	6,529	2,897	2,145	1,401	1,181	14,016	28,169
Less: netting by counterparty	(1,352)	(407)	(188)	(54)	(42)	(234)	(2,277)
	5,177	2,490	1,957	1,347	1,139	13,782	25,892
Fair value of derivative liabilities
Level 1	(131)	(18)	(5)	(1)	(1)	—	(156)
Level 2	(4,337)	(1,284)	(700)	(395)	(59)	(235)	(7,010)
Level 3	(1,265)	(1,183)	(1,063)	(969)	(876)	(12,811)	(18,167)
	(5,733)	(2,485)	(1,768)	(1,365)	(936)	(13,046)	(25,333)
Less: netting by counterparty	1,352	407	188	54	42	234	2,277
	(4,381)	(2,078)	(1,580)	(1,311)	(894)	(12,812)	(23,056)
Net fair value	796	412	377	36	245	970	2,836

							$ million
							2024
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Fair value of derivative assets
Level 1	157	35	7	2	—	—	201
Level 2	5,037	1,457	551	330	134	107	7,616
Level 3	1,516	1,175	948	839	858	10,626	15,962
	6,710	2,667	1,506	1,171	992	10,733	23,779
Less: netting by counterparty	(1,597)	(575)	(163)	(44)	(31)	(143)	(2,553)
	5,113	2,092	1,343	1,127	961	10,590	21,226
Fair value of derivative liabilities
Level 1	(124)	(20)	(7)	(2)	—	—	(153)
Level 2	(4,491)	(1,868)	(625)	(189)	(717)	(289)	(8,179)
Level 3	(1,211)	(897)	(803)	(682)	(719)	(10,133)	(14,445)
	(5,826)	(2,785)	(1,435)	(873)	(1,436)	(10,422)	(22,777)
Less: netting by counterparty	1,597	575	163	44	31	143	2,553
	(4,229)	(2,210)	(1,272)	(829)	(1,405)	(10,279)	(20,224)
Net fair value	884	(118)	71	298	(444)	311	1,002

Derivative assets held for trading fair value, and maturities	Derivative assets held for trading have the following fair values and maturities.

							$ million
							2025
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	130	90	32	26	63	208	549
Oil price derivatives	1,277	130	52	42	6	2	1,509
Natural gas price derivatives	2,116	1,057	857	747	662	9,535	14,974
Power price derivatives	1,653	1,211	790	531	408	4,012	8,605
Other derivatives	1	2	226	1	—	25	255
	5,177	2,490	1,957	1,347	1,139	13,782	25,892

							$ million
							2024
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	197	19	10	7	7	103	343
Oil price derivatives	1,004	156	78	53	55	4	1,350
Natural gas price derivatives	2,337	923	628	556	503	6,586	11,533
Power price derivatives	1,571	990	627	426	396	3,895	7,905
Other derivatives	4	4	—	85	—	2	95
	5,113	2,092	1,343	1,127	961	10,590	21,226

Derivative liabilities held for trading, fair value and maturities	The table below shows the timing of cash outflows for derivative financial instruments entered into for the purpose of managing interest rate and foreign currency exchange risk, whether or not hedge accounting is applied, based upon contractual payment dates. As part of actively managing the group’s debt portfolio it is possible that cash flows in relation to associated derivatives could be accelerated from the profile provided. The amounts reflect the gross settlement amount where the pay leg of a derivative will be settled separately from the receive leg, as in the case of cross-currency swaps hedging non-US dollar finance debt or hybrid bonds. The swaps are with high investment-grade counterparties and therefore the settlement-day risk exposure is considered to be negligible. Not shown in the table are the gross settlement amounts (inflows) for the receive leg of derivatives that are settled separately from the pay leg, which amount to $25,612 million at 31 December 2025 (2024 $24,206 million)
to be received on the same day as the related cash outflows.

						$ million
			2025			2024
Cash outflows for derivative financial instruments at 31 December	Derivative assets	Derivative liabilities	Total	Derivative assets	Derivative liabilities	Total
Within one year	1,812	3,324	5,136	—	1,718	1,718
1 to 2 years	2,009	1,068	3,077	—	5,136	5,136
2 to 3 years	1,085	658	1,743	—	3,077	3,077
3 to 4 years	—	3,696	3,696	—	1,743	1,743
4 to 5 years	1,330	225	1,555	—	3,696	3,696
5 to 10 years	3,071	4,443	7,514	—	8,307	8,307
Over 10 years	498	1,465	1,963	—	2,486	2,486
	9,805	14,879	24,684	—	26,163	26,163
For further information on our derivative financial instruments, see Note 30.
Derivative liabilities held for trading have the following fair values and maturities.

							$ million
							2025
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	(192)	(20)	(14)	(196)	(12)	(286)	(720)
Oil price derivatives	(1,155)	(138)	(15)	(6)	(1)	—	(1,315)
Natural gas price derivatives	(1,748)	(917)	(705)	(605)	(545)	(9,261)	(13,781)
Power price derivatives	(1,268)	(996)	(677)	(504)	(336)	(3,265)	(7,046)
Other derivatives	(18)	(7)	(169)	—	—	—	(194)
	(4,381)	(2,078)	(1,580)	(1,311)	(894)	(12,812)	(23,056)

							$ million
							2024
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	(111)	(529)	(172)	(4)	(562)	(360)	(1,738)
Oil price derivatives	(975)	(65)	(16)	(6)	(9)	—	(1,071)
Natural gas price derivatives	(2,075)	(836)	(515)	(409)	(363)	(6,308)	(10,506)
Power price derivatives	(1,062)	(779)	(569)	(401)	(471)	(3,611)	(6,893)
Other derivatives	(6)	(1)	—	(9)	—	—	(16)
	(4,229)	(2,210)	(1,272)	(829)	(1,405)	(10,279)	(20,224)

Disclosure of changes in fair value of derivative instruments	30. Derivative financial instruments – continued
Level 3 derivatives
The following table shows the changes during the year in the net fair value of derivatives held for trading purposes within level 3 of the fair value hierarchy.

						$ million
	Oil price	Natural gas price	Power price	Currency	Other	Total
Fair value contracts at 1 January 2025	30	394	(306)	12	2	132
Gains (losses) recognized in the income statement	85	62	466	115	23	751
Sales	—	—	84	—	—	84
Settlements	(50)	(113)	(113)	(18)	—	(294)
Transfers out of level 3	(8)	(412)	(146)	—	1	(565)
Net fair value of contracts at 31 December 2025	57	(69)	(15)	109	26	108
Deferred day-one gains (losses)						1,796
Derivative asset (liability)						1,904

						$ million
	Oil price	Natural gas price	Power price	Currency	Other	Total
Fair value contracts at 1 January 2024	107	599	(120)	219	2	807
Gains (losses) recognized in the income statement	(26)	(90)	129	(193)	—	(180)
Purchases	—	—	31	—	—	31
Settlements	(38)	(100)	(377)	(14)	—	(529)
Transfers out of level 3	(13)	(15)	31	—	—	3
Net fair value of contracts at 31 December 2024	30	394	(306)	12	2	132
Deferred day-one gains (losses)						1,385
Derivative asset (liability)						1,517

Disclosure of detailed information about hedging instruments and items	The tables below summarize the change in the fair value of hedging instruments and the hedged item used to calculate ineffectiveness in the period.

			$ million
	Change in fair value of hedging instrument used to calculate ineffectiveness	Change in fair value of hedged item used to calculate ineffectiveness	Hedge ineffectiveness recognized in profit or (loss)
At 31 December 2025
Cash flow hedges
Foreign exchange risk
Highly probable forecast capital expenditure	—	—	—
Commodity price risk
Highly probable forecast sales	287	(287)	—

At 31 December 2024
Cash flow hedges
Foreign exchange risk
Highly probable forecast capital expenditure	—	—	—
Commodity price risk
Highly probable forecast sales	155	(155)	—
30. Derivative financial instruments – continued
The tables below summarize the carrying amount and nominal amount of the derivatives designated as hedging instruments in cash flow hedge relationships.

	Carrying amount of hedging instrument		Nominal amounts of hedging instruments
	Assets	Liabilities
At 31 December 2025	$ million	$ million	$ million	mmBtu
Cash flow hedges
Foreign exchange risk
Highly probable forecast capital expenditure	—	—	87
Commodity price risk
Highly probable forecast sales	—	—		(686)

At 31 December 2024
Cash flow hedges
Foreign exchange risk
Highly probable forecast capital expenditure	—	—	95
Commodity price risk
Highly probable forecast sales	—	—		(209)
All hedging instruments are presented within derivative financial instruments on the group balance sheet.
Of the nominal amount of hedging instruments at 31 December 2025 relating to highly probable forecast capital expenditure, $67 million matures within 12 months (2024 $95 million) and $20 million matures within one to two years of the balance sheet date (2024 $nil). Of the nominal amount of hedging instruments at 31 December 2025 relating to highly probable forecast sales, 420 mmBtu matures within 12 months (2024 209 mmBtu) and
266 mmBtu matures within one to two years of the balance sheet date (2024 $nil).
The table below summarizes the weighted average exchange rates and the weighted average sales price in relation to the derivatives designated as hedging instruments in cash flow hedge relationships at 31 December.

	Weighted average price/rate
	2025		2024
At 31 December	Forecast capital expenditure	Forecast sales	Forecast capital expenditure	Forecast sales
Sterling/US dollar	1.35		1.25
Euro/US dollar	—		1.04
Australian dollar/US dollar	0.67		—
Henry Hub $/mmBtu		4.01		3.38
The tables below summarize the change in the fair value of hedging instruments and the hedged item used to calculate ineffectiveness in the period. The signage convention for changes in fair value presented in this table is consistent with that presented in Note 27.

			$ million
	Change in fair value of hedging instrument used to calculate ineffectiveness	Change in fair value of hedged item used to calculate ineffectiveness	Hedge ineffectiveness recognized in profit or (loss)
At 31 December 2025
Fair value hedges
Interest rate risk on finance debt	(2)	2	—
Interest rate and foreign currency risk on finance debt	(1,850)	1,797	53

At 31 December 2024
Fair value hedges
Interest rate risk on finance debt	—	1	(1)
Interest rate and foreign currency risk on finance debt	927	(772)	(155)
The tables below summarize the carrying amount of the derivatives designated as hedging instruments in fair value hedge relationships at 31
December.

			$ million
	Carrying amount of hedging instrument		Nominal amounts of hedging instruments
At 31 December 2025	Assets	Liabilities
Fair value hedges
Interest rate risk on finance debt	—	(2)	149
Interest rate and foreign currency risk on finance debt	245	(1,022)	16,304

At 31 December 2024
Fair value hedges
Interest rate risk on finance debt	—	(4)	132
Interest rate and foreign currency risk on finance debt	—	(2,651)	15,887
All hedging instruments are presented within derivative financial instruments on the group balance sheet and are categorized within level 2 of the fair value hierarchy. Ineffectiveness arising on fair value hedges is included within finance costs in the income statement.
The tables below summarize the profile by tenor of the nominal amount of the derivatives designated as hedging instruments in fair value hedge relationships at 31 December.

								$ million
At 31 December 2025	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	Over 10 years	Total
Fair value hedges
Interest rate risk on finance debt	149	—	—	—	—	—	—	149
Interest rate and foreign currency risk on finance debt	2,045	1,525	1,843	1,166	1,095	7,099	1,531	16,304

At 31 December 2024
Fair value hedges
Interest rate risk on finance debt	—	132	—	—	—	—	—	132
Interest rate and foreign currency risk on finance debt	1,614	1,819	1,346	1,627	1,047	6,521	1,913	15,887
30. Derivative financial instruments – continued
The table below summarizes the weighted average floating interest rate and the weighted average exchange rates in relation to the derivatives designated as hedging instruments in fair value hedge relationships at 31 December.

At 31 December		2025		2024
	Interest rate swaps	Cross-currency interest rate swaps	Interest rate swaps	Cross-currency interest rate swaps
Interest rate	4.84%	5.64%	5.45%	6.34%
Sterling/US dollar		1.28		1.28
Euro/US dollar		1.13		1.13
Hong Kong dollar/US dollar		0.13		—
Canadian dollar/US dollar		—		0.78
Australian dollar/ US dollar		0.67		0.67
Japanese Yen/ US dollar		0.01		0.01
Swiss Franc/US dollar		1.18		1.18
The tables below summarize the carrying amount, and the accumulated fair value adjustments included within the carrying amount, of the hedged items designated in fair value hedge relationships at 31 December.

					$ million
	Carrying amount of hedged item		Accumulated fair value adjustment included in the carrying amount of hedged items
At 31 December 2025		Liabilities	Assets	Liabilities	Discontinued hedges
Fair value hedges
Interest rate risk on finance debt		(149)	1	—	(85)
Interest rate and foreign currency risk on finance debt		(16,281)	1,201	(35)	134

At 31 December 2024
Fair value hedges
Interest rate risk on finance debt		(156)	3	—	(160)
Interest rate and foreign currency risk on finance debt		(16,295)	1,017	—	143
The hedged item for all fair value hedges is presented within finance debt on the group balance sheet.
30. Derivative financial instruments – continued
Movement in reserves related to hedge accounting
The table below provides a reconciliation of the cash flow hedge and costs of hedging reserves on a pre-tax basis by risk category. The signage convention of this table is consistent with that presented in Note 32.

				$ million
	Cash flow hedge reserve
	Highly probable forecast capital expenditure	Highly probable forecast sales	Interest rate and foreign currency risk on finance debt	Total
At 1 January 2025	3	(2)	(186)	(185)
Recognized in other comprehensive income
Cash flow hedges marked to market	5	287	—	292
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss	—	(127)	—	(127)
Costs of hedging marked to market	—	—	27	27
Costs of hedging reclassified to the income statement	—	—	34	34
	5	160	61	226
Cash flow hedges transferred to the balance sheet	(6)	—	—	(6)
At 31 December 2025	2	158	(125)	35

				$ million
	Cash flow hedge reserve
	Highly probable forecast capital expenditure	Highly probable forecast sales	Interest rate and foreign currency risk on finance debt	Total
At 1 January 2024	14	529	(182)	361
Recognized in other comprehensive income
Cash flow hedges marked to market	(1)	155	—	154
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss	—	(686)	—	(686)
Costs of hedging marked to market	—	—	(2)	(2)
Costs of hedging reclassified to the income statement	—	—	(2)	(2)
	(1)	(531)	(4)	(536)
Cash flow hedges transferred to the balance sheet	(10)	—	—	(10)
At 31 December 2024	3	(2)	(186)	(185)